Activities of Orange Bank - Financial liabilities (Details) - Orange Bank, operating segment [member] - Operating segments [member] - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Payables to customers	€ 3,357	€ 3,396	€ 3,685
Debts with financial institutions	448	1,103	975
Deposit certificate	475	335	281
Other	28	28	27
Financial liabilities relating to banking activities	€ 4,307	€ 4,862	€ 4,968